SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Financial Information Relating to Revenue Generating Segments

The following is a summary of financial information relating to the Company’s three revenue generating segments expressed under PRC GAAP:

	Year Ended December 31, 2010
	Enterprise software and related customer maintenance services	Software development services	B2C e-commerce	Total
	RMB	RMB	RMB	RMB
Net revenues	45,448	24,546	5,448	75,442

Gross profit (loss)	45,448	13,673	(1,462)	57,659

	Year Ended December 31, 2011
	Enterprise software and related customer maintenance services	Software development services	B2C e-commerce	Total
	RMB	RMB	RMB	RMB
Net revenues	56,677	5,963	8,239	70,879

Gross profit (loss)	56,677	3,703	(213)	60,167

	Year Ended December 31, 2012
	Enterprise software and related customer maintenance services	Software development services	B2C e-commerce	Total	Total
	RMB	RMB	RMB	RMB	US$
Net revenues	64,074	7,481	23,112	94,667	15,196

Gross profit	64,074	5,103	4,749	73,926	11,866

Reconciliation Amounts Presented Consolidated

The following is a reconciliation of the amounts presented for the Company’s three revenue generating segments under PRC GAAP to the consolidated totals reported under US GAAP:

	Years Ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Net revenues under PRC GAAP	75,442	70,879	94,667	15,196
U.S. GAAP adjustments:
Differences in the timing of revenue recognition	2,983	3,764	(4,833)	(776)
PRC value added tax refund	482	573	553	89

Total net revenues under US GAAP	78,907	75,216	90,387	14,509

Gross profit under PRC GAAP	57,659	60,167	73,926	11,866
U.S. GAAP adjustments:
Differences in the timing of revenue recognition	2,983	3,764	(4,833)	(776)
PRC value added tax refund	1,219	573	553	89
Share-based compensation expenses	(8)	(21)	13	3

Gross profit under US GAAP	61,853	64,483	69,659	11,182
Operating expenses	(124,474)	(106,048)	(110,553)	(17,745)

Loss from operations	(62,621)	(41,565)	(40,894)	(6,563)
Interest income	3,686	1,922	5,718	917
Gain on sales of short-term investments	65,146	32,689	113,644	18,241
Change in fair value of marketable options	(18,211)	7,252	(16,094)	(2,583)
Gain (loss) on investments under cost method	12,153	(3,373)	—	—
Income from equity method investments	—	1,639	(857)	(138)
Other income	13,448	5,994	7,706	1,237

Income before income tax expense	13,601	4,558	69,223	11,111